Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 149	$ (96)	$ 191	$ (268)
Changes in retirement plans' funded status, Gross Amount	61	33	47	53
Foreign currency translation, Gross Amount	(440)	19	(427)	220
Share of other comprehensive loss of entities using the equity method, Gross Amount	(15)	(27)	(40)	(28)
Other comprehensive income (loss), Gross Amount	(245)	(71)	(229)	(23)
Unrealized gain (loss) on cash flow hedges, Income Taxes	(26)	25	(40)	74
Changes in retirement plans' funded status, Income Taxes	5	(5)	(6)	(11)
Other comprehensive income (loss), Income Taxes	(21)	20	(46)	63
Unrealized gain (loss) on cash flow hedges, Net Amount	123	(71)	151	(194)
Changes in retirement plans’ funded status	66	28	41	42
Foreign currency translation, Net Amount	(440)	19	(427)	220
Share of other comprehensive loss of entities using the equity method, Net Amount	(15)	(27)	(40)	(28)
Other comprehensive income (loss), net of tax	$ (266)	$ (51)	$ (275)	$ 40